Reportable Segments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	$ 7,357.1	$ 7,392.3	$ 7,811.2
Assets	15,301.2	15,639.7	15,984.1
Total long-lived assets (excluding goodwill and other intangible assets)	1,887.5	1,770.9	1,825.2
United States [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	6,786.5	6,865.1	7,300.8
Assets	14,828.2	15,214.3	15,501.1
Long-lived assets	1,869.8	1,757.1	1,773.9
Total international [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	570.6	527.2	510.4
Assets	473.0	425.4	483.0
Long-lived assets	17.7	13.8	51.3
Canada [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	431.8	414.3	416.0
Assets	428.7	380.9	396.2
Long-lived assets	17.4	13.4	10.7
All other international [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	138.8	112.9	94.4
Assets	44.3	44.5	86.8
Long-lived assets	$ 0.3	$ 0.4	$ 40.6